Income Taxes - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
Deferred tax assets resulting from loss carryforwards	$ 186,613	$ 106,106
Loss carryforwards	663,735
Valuation allowance related to the loss carryforwards	156,721
Valuation allowance relates to foreign capital loss carryforward and certain deferred tax assets associated with other liabilities and reserves	36,183
Foreign capital loss carryforward and some of the loss carryforwards, time period	The foreign capital loss carryforward and some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from one to 19 years.
Accumulated undistributed earnings of foreign operations reinvested in operations	983,950	1,102,978	1,298,102
Amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	78,754	81,927	114,210
Accrued interest related to the gross unrecognized tax benefits excluded from the unrecognized tax benefits	$ 11,331	$ 8,200	$ 9,179